Debt and Lease Arrangements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Gearing ratio	24.80%	28.00%
Net debt issued	$ 0	$ 12,000
Fair value of debt excluding finance lease liabilities	74,650	80,408
Amounts expected to be received under non-cancellable sub leases	336	418
Operating lease	300	252
Operating lease expense	4,822	5,063	$ 4,751
Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Undrawn borrowing facilities	3,409	3,835
CP Programmes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance of Debt	$ 10,000
Debt maturity period	270 days
Issuance of Debt	$ 10,000
Debt maturity period	397 days
Undrawn borrowing facilities	$ 19,659	18,982
EMTN Programme [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance of Debt	$ 0	$ 4,510
Credit Facility [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility expires	The committed credit facility is available at pre-agreed margins and expires in 2020
Bottom of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Expected gearing ratio	0.00%
Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Expected gearing ratio	30.00%